Insurance services - Summary of Bank Maintains a Number of Reinsurance Treaties with Third Parties (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Separate Accounts Disclosure [Abstract]
Direct		₨ 2,366,382.2	$ 25,219.9	₨ 2,179,868.1
Assumed		1,501.4	16.0	1,096.2
Total liabilities on policies in force		2,367,883.6	25,235.9	2,180,964.3
Ceded	[1]	93,391.5	995.3	104,321.2
Net liabilities on policies in force		₨ 2,274,492.1	$ 24,240.6	₨ 2,076,643.1

[1]	Reinsurance asset reported within other assets